Annual Fund Operating Expenses	0 Months Ended
	Oct. 31, 2011
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Strategy Fund) | PIMCO Build America Bond Strategy Fund
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Strategy Fund) | PIMCO Enhanced Short Maturity Strategy Fund
Operating Expenses:
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.35%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Foreign Currency Strategy Exchange-Traded Fund) | PIMCO Foreign Currency Strategy Exchange-Traded Fund
Operating Expenses:
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	0.74%
Expense Reimbursement/Fee Waiver	(0.09%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.65%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Global Advantage Inflation-Linked Bond Strategy Fund) | PIMCO Global Advantage Inflation-Linked Bond Strategy Fund
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.72%
Expense Reimbursement/Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.60%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Government Limited Maturity Strategy Fund) | PIMCO Government Limited Maturity Strategy Fund
Operating Expenses:
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	0.50%
Expense Reimbursement/Fee Waiver	(0.25%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.25%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Strategy Fund) | PIMCO Intermediate Municipal Bond Strategy Fund
Operating Expenses:
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.35%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Prime Limited Maturity Strategy Fund) | PIMCO Prime Limited Maturity Strategy Fund
Operating Expenses:
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.38%
Expense Reimbursement/Fee Waiver	(0.13%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.25%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Strategy Fund) | PIMCO Short Term Municipal Bond Strategy Fund
Operating Expenses:
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.35%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Total Return Exchange-Traded Fund) | PIMCO Total Return Exchange-Traded Fund
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.59%
Expense Reimbursement/Fee Waiver	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.55%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Fund) | PIMCO Broad U.S. Treasury Index Fund
Operating Expenses:
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Fund) | PIMCO Broad U.S. TIPS Index Fund
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO High Yield Corporate Bond Index Fund) | PIMCO High Yield Corporate Bond Index Fund
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	0.65%
Expense Reimbursement/Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.55%	[2]
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Fund) | PIMCO Investment Grade Corporate Bond Index Fund
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO 0-1 Year U.S. Treasury Index Fund) | PIMCO 0-1 Year U.S. Treasury Index Fund
Operating Expenses:
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	0.25%
Expense Reimbursement/Fee Waiver	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.15%
(Index Exchange-Traded Funds) | (PIMCO 0-5 Year High Yield Corporate Bond Index Fund) | PIMCO 0-5 Year High Yield Corporate Bond Index Fund
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Fund) | PIMCO 1-3 Year U.S. Treasury Index Fund
Operating Expenses:
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
Expense Reimbursement/Fee Waiver	(0.06%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement/Fee Waiver	0.09%
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Fund) | PIMCO 1-5 Year U.S. TIPS Index Fund
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Fund) | PIMCO 15+ Year U.S. TIPS Index Fund
Operating Expenses:
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon US Treasury Index Fund) | PIMCO 25+ Year Zero Coupon US Treasury Index Fund
Operating Expenses:
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Fund) | PIMCO 3-7 Year U.S. Treasury Index Fund
Operating Expenses:
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Fund) | PIMCO 7-15 Year U.S. Treasury Index Fund
Operating Expenses:
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2012, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that organizational expenses and pro rata Trustees' fees, plus recoupment, do not exceed the Expense Limit.
[3]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, until October 31, 2012, to waive a portion of its management fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the management fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the "Reimbursement Amount") during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees' fees pursuant to the Expense Limitation Agreement, exceed 0.0049% of the Fund's average net assets; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.